ACCRUED EXPENSES AND OTHER PAYABLES - Components of accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Payables for purchase of property, equipment and software	¥ 2,562,874		¥ 2,372,569
Borrowings from noncontrolling shareholders	1,253,106
Payroll and welfare payables	741,801		471,262
Consideration, interest and other related expenses due to the original shareholders of BJ TenxCloud	245,868		229,323
Liability classified share-based payments	149,612		149,612
Accrued service fees	128,993		109,902
Payables for office supplies and utilities	118,075		121,398
Payables for acquisitions and long-term investments	48,906		50,017
Value-added tax and other taxes payable	20,395		48,652
Interest payables	30,470		2,578
Others	159,365		62,924
Accrued expenses and other payables	¥ 5,459,465	$ 780,693	¥ 3,618,237